Summary of Material Accounting Policies - Financial instruments and Stock-based compensation (Details)	12 Months Ended
Dec. 31, 2025 D tranche shares
Summary of significant accounting policies
Settlement period of current receivables	60 days
Number of trading days considered for determination of exercise price of stock options | D	5
Stock option plan
Summary of significant accounting policies
Vesting period of awards	3 years
Expiration period of award	7 years
Restricted share units
Summary of significant accounting policies
Vesting period of awards	36 months
Expiration period of award	36 months
Number of tranches | tranche	3
Number of common shares that each award is equivalent to	1
Performance share units
Summary of significant accounting policies
Vesting period of awards	36 months
Number of common shares that each award is equivalent to	1
Deferred share units
Summary of significant accounting policies
Number of common shares that each award is equivalent to	1